Taxes on Income - Schedule of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Taxes [Line Items]
Balance	$ 422	$ 181	$ (301)
Changes within profit or loss	444	241	482
Balance	866	422	181
Lease liabilities [Member]
Schedule of Deferred Taxes [Line Items]
Balance	60	93	23
Changes within profit or loss	174	(33)	70
Balance	234	60	93
Right-of-use assets [Member]
Schedule of Deferred Taxes [Line Items]
Balance	(60)	(93)	(23)
Changes within profit or loss	(174)	33	(70)
Balance	(234)	(60)	(93)
Intangible assets, net [Member]
Schedule of Deferred Taxes [Line Items]
Balance	(100)	(164)	(852)
Changes within profit or loss	(122)	64	688
Balance	(222)	(100)	(164)
Carryforward tax losses [Member]
Schedule of Deferred Taxes [Line Items]
Balance	10	42	551
Changes within profit or loss	(10)	(32)	(509)
Balance		10	42
Carryforward research and development expenses [Member]
Schedule of Deferred Taxes [Line Items]
Balance	419	285
Changes within profit or loss	273	134	285
Balance	692	419	285
Other [Member]
Schedule of Deferred Taxes [Line Items]
Balance	93	18
Changes within profit or loss	303	75	18
Balance	$ 396	$ 93	$ 18